Consolidated Statements of Changes in Partners' Capital/ Stockholders' Equity (USD $) In Thousands	Total	Common Stockholders' Equity	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Common stockholders equity at Dec. 31, 2009		$ 31,224
Balance at Dec. 31, 2009	188,352		3,803	186,493		190,296	(33,168)
Dividends declared and paid to unitholders (Note 13)	(33,665)		(674)	(32,991)		(33,665)
Issuance of units (Note 13)	103,602		2,305	101,297		103,602
Equity compensation expense (Note 14)	782			782		782
Net income attributable to CMTC	983	983
Equity of contributed companies retained by CMTC (Note 13)	(32,207)	(32,207)
Partnership's net (loss) / income	17,936		359	17,577		17,936
Excess of purchase price over acquired assets (Note 1)	(10,449)		(209)	(10,240)		(10,449)
Other comprehensive income (Note 8)	4,426						4,426
Balance at Dec. 31, 2010	239,760		5,584	262,918		268,502	(28,742)
Dividends declared and paid to unitholders (Note 13)	(45,116)		(902)	(44,214)		(45,116)
Issuance of Partnership's units for business acquisition - of Crude (Note 3)	155,559		3,111	152,448		155,559
Issuance of Partnership units for business acquisition - of Patroklos Marine Corp. (Note 3)	58,525		1,470	57,055		58,525
Fair value of Crude's equity incentive plan attributable to precombination services (Note 3)	1,505		0	1,505		1,505
Equity compensation expense (Note 14)	2,455		0	2,455		2,455
Partnership's net (loss) / income	87,120		1,742	85,378		87,120
Other comprehensive income (Note 8)	17,518						17,518
Balance at Dec. 31, 2011	517,326		11,005	517,545		528,550	(11,224)
Dividends declared and paid to unitholders (Note 13)	(73,316)		(1,316)	(64,516)	(7,484)	(73,316)
Issuance of units (Note 13)	136,419		0	0	136,419	136,419
Equity compensation expense (Note 14)	3,826		0	3,826	0	3,826
Partnership's net (loss) / income	(21,189)		(640)	(31,358)	10,809	(21,189)
Other comprehensive income (Note 8)	10,762						10,762
Balance at Dec. 31, 2012	$ 573,828		$ 9,049	$ 425,497	$ 139,744	$ 574,290	$ (462)